Related Party Transactions	12 Months Ended
Jul. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

During the year ended July 31, 2021 and 2019, the Company did not enter into transactions with related parties.

During the year ended July 31, 2020, the Company leased office space in Hong Kong from Asia Time (HK) International Finance Service Limited (“Asia Time HK”), an entity controlled by the Company’s controlling shareholder. The Company paid office lease expense of $79,875 to Asia Time HK for the year ended July 31, 2020.